SHAREHOLDERS' EQUITY (Details) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Common stock	Sep. 30, 2011 Common stock	Dec. 31, 2012 Common stock	Dec. 31, 2011 Common stock	Dec. 31, 2010 Common stock	May 31, 2011 Common stock	Aug. 31, 2011 Common stock Nalco Holding Company ("Nalco")	Dec. 02, 2011 Common stock Nalco Holding Company ("Nalco")	Dec. 31, 2011 Undesignated preferred stock
Shareholder's Equity
Par value of common stock (in dollars per share)	$ 1.00	$ 1.00						$ 1.00
Authorized common Stock (in shares)	800,000,000	800,000,000		800,000,000		800,000,000	800,000,000	400,000,000
Dividend declared, per share of common stock (in dollars per share)	$ 0.8300	$ 0.7250	$ 0.6400			$ 0.8300	$ 0.7250	$ 0.6400
Common stock, shares issued											68,316,283
Preferred stock, shares authorized												15,000,000
Common stock, shares authorized to be repurchased									15,000,000
Additional shares authorized to be repurchased contingent upon merger										10,000,000
Common Stock, value of share repurchase program					$ 1,000,000,000
Amount of common stock to be repurchased under ASR agreement				500,000,000
Shares received under ASR agreement				8,330,379		122,314
Common stock, shares reacquired through open and private market purchases						2,600,569	3,491,425	7,366,001
Shares authorized to be repurchased						15,810,096
Dollar value of shares remaining to be purchased						$ 279,000,000
Number of shares reacquired related to the exercise of stock options and the vesting of stock awards						734,857	187,454	242,161